Bridge City Capital Small Cap Growth Fund
Bridge City Capital Small Cap Growth Fund
Investment Objective
The Bridge City Capital Small Cap Growth Fund (the “Fund”) seeks long-term appreciation over a complete market cycle.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Bridge City Capital Small Cap Growth Fund Bridge City Capital Small Cap Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none
Redemption Fee (imposed only on shares redeemed within 14 days of purchase)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Bridge City Capital Small Cap Growth Fund Bridge City Capital Small Cap Growth Fund
Management Fees	0.85%
Distribution and Service (Rule 12b-1) Fees	none
Shareholder Servicing Fee	0.15%	[1]
Other Operating Expenses	0.86%	[1]
Total Other Expenses	1.01%
Total Annual Fund Operating Expenses	1.86%
Less: Fee Waiver and/or Expense Reimbursement	(0.36%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Bridge City Capital, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding shareholder servicing plan fees, acquired fund fees and expenses, taxes, interest expense, and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.50% of average daily net assets of the Fund's shares, (the "Expense Cap"). The Expense Cap will remain in effect through at least August 1, 2017, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund within the past three fiscal years from the date they were waived or paid, provided that the Fund is also able to make the repayment without exceeding the lesser of the Expense Cap (i) in effect at the time of the waiver or reimbursement, or (ii) in effect at the time of recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects applicable Expense Caps for the duration of the Expense Caps only.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years
Bridge City Capital Small Cap Growth Fund | Bridge City Capital Small Cap Growth Fund | USD ($)	256	513

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies. Although a universal definition of small capitalization companies does not exist, the Fund generally considers small capitalization companies as those whose market capitalization is within the same market capitalization range as companies listed in the Russell 2000 Growth Index. Because small capitalization companies are defined by reference to the Russell 2000 Growth Index, the range of market capitalization companies in which the Fund invests is subject to change over time due to market activity or changes in composition of the Index. As of June 30, 2016, the market capitalization of the companies in the Russell 2000 Growth Index ranged from $23.00 million to $4.11 billion. In the future, the Fund may define small capitalization companies using a different index or classification system.

The Fund will invest primarily in U.S. common stocks that the Adviser believes to have clear indicators of future potential for earnings growth, or that demonstrate other potential for growth of capital. The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, real estate investment trusts (“REITs”), sponsored and unsponsored depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)) and U.S. dollar denominated foreign stocks traded on U.S. exchanges.  The Fund may also invest in initial public offerings (“IPOs”) in these types of securities.

In selecting companies for the Fund’s portfolio, the Adviser uses a bottom-up approach to select what it believes are quality companies with proven track records, strong financial characteristics, and above average growth prospects at attractive valuations that lead to strong relative returns over a complete market cycle. The Adviser may sell or reduce its position in a security for a variety of reasons when appropriate and consistent with the Fund’s investment objectives and policies, which may include, but are not limited to, when the security: (i) position exceeds the Adviser’s internal position limit of 3% of the Fund’s market value; (ii) exceeds the Adviser’s internal market capitalization limit, currently set at $5 billion; and/or (iii) is no longer considered appropriate for the Fund based on a change in financial condition, management team, or other factor that either  reduces the security’s overall score within the Adviser’s research and screening process or the Adviser’s conviction in the holding.

Principal Risks of Investing in the Fund
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Depositary Receipts Risk. Depositary receipts are negotiable instruments issued by a bank to represent the publicly traded securities of a foreign company and are traded on U.S. exchanges. Investments in depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Equity Risk. The value of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment generally. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stock may be subject to liquidity risks. Securities such as bonds, notes, debentures, or preferred stock may be convertible into common stock and have valuations that tend to vary with fluctuations in the market value of the underlying stock. Preferred stock and convertible stock may change in value based on changes in interest rates.

Foreign Investing Risk. The Fund may trade in non-U.S. companies that are traded on a U.S. exchange. Non-U.S. investments are subject to additional risk not associated with U.S. investments. Such risks may include currency exchange rate fluctuations, political and financial instability, less liquidity and greater volatility of the issuer, lack of uniform accounting, auditing and financial reporting standards, increased price volatility, less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies, and delays in settlement in some foreign markets.

General Market Risk. The market price of a security may fluctuate, sometimes rapidly and unpredictably, due to factors affecting securities markets generally or particular industries.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general. Growth stocks may also fall out of favor and may underperform relative to the overall equity market at times.

Initial Public Offering Risk. Securities offered in IPOs may be limited in the number of shares available for trading, making them less liquid and more difficult to buy or sell at favorable prices. The market for those securities may be unseasoned. The issuer may have a limited operating history. These factors may contribute to price volatility.

Issuer Risk. The value of a security may decline or fail to reach the anticipated growth potential for a number of reasons related to the issue, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical an prospective earnings of the issuer and the value of its assets.

Management Risk. The investment techniques and risk analyses applied by the Adviser may not produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

New Fund Risk. The Fund is a new fund and, as a result, carries specific risks inherent in unestablished mutual funds, including the risk that a new or smaller fund’s performance may not represent how the fund is expected to or may perform in the long-term. In addition, new funds may not benefit from the same economies of scale, experience, or name recognition that larger, older funds might.

Regulatory and Legal Risk. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund. These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs also subject it to management and tax risks.

Small Capitalization Company Risk. The Fund is subject to the risk that securities of small capitalization companies may underperform other segments of the equity market or the equity market as a whole. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Because smaller companies may have inexperienced management and limited operating history, product lines, market diversification and financial resources, the securities of these companies may be more speculative, volatile and less liquid than securities of larger companies, and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings or other adverse developments.

Performance Information
Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus.  Once the Fund has been in operation for at least one calendar year, performance will be shown in the Prospectus. Updated performance information will be available on the Fund’s website at www.bccsmallcapgrowth.com or by calling the Fund at 888-98-BCCSX (888-982-2279).